Supplement Dated February 17, 2006
to the Prospectus of each Fund listed below:

MERRILL LYNCH BASIC VALUE FUND, INC.
MERCURY BASIC VALUE FUND, INC.
MERRILL LYNCH VALUE OPPORTUNITIES FUND, INC.
MERRILL STRATEGY SERIES, INC.
Merrill Lynch Strategy Growth and Income Fund
Merrill Lynch Strategy Long-Term Growth Fund
Merrill Lynch Strategy All-Equity Fund
MERRILL LYNCH BALANCED CAPITAL FUND, INC.
MERRILL LYNCH DISCIPLINED EQUITY FUND, INC.
MERRILL LYNCH GLOBAL GROWTH FUND, INC.
MERRILL LYNCH NATURAL RESOURCES TRUST
MERRILL LYNCH READY ASSETS TRUST
FAM SERIES FUND, INC.
Mercury Balanced Capital Strategy Portfolio
Mercury Large Cap Core Strategy Portfolio
Mercury Core Bond Strategy Portfolio
Mercury Global Allocation Strategy Portfolio
Mercury Fundamental Growth Strategy Portfolio
Mercury High Yield Portfolio
Mercury Intermediate Government Bond Portfolio
Mercury Money Reserve Portfolio
Mercury Low Duration Portfolio
Mercury Global SmallCap Portfolio
Mercury Equity Dividend Portfolio
Mercury Mid Cap Value Opportunities Portfolio
Mercury Small Cap Index Portfolio
Mercury International Index Portfolio
MERRILL LYNCH USA GOVERNMENT RESERVES
MERRILL LYNCH U.S. TREASURY MONEY FUND
MERRILL LYNCH INDEX FUNDS, INC.
Merrill Lynch Aggregate Bond Index Fund
Merrill Lynch International Index Fund
Merrill Lynch S&P 500 Index Fund
Merrill Lynch Small Cap Index Fund
CMA MONEY FUND
WCMA MONEY FUND
CMA GOVERNMENT SECURITIES FUND
WCMA GOVERNMENT SECURITIES FUND
CMA TAX-EXEMPT FUND
WCMA TAX-EXEMPT FUND
CMA TREASURY FUND
WCMA TREASURY FUND
CMA MULTI-STATE MUNICIPAL SERIES TRUST
CMA Arizona Municipal Money Fund
CMA California Municipal Money Fund
CMA Connecticut Municipal Money Fund
CMA Florida Municipal Money Fund
CMA Massachusetts Municipal Money Fund
CMA Michigan Municipal Money fund
CMA New Jersey Municipal Money Fund
CMA New York Municipal Money Fund
CMA North Carolina Municipal Money Fund
CMA Ohio Municipal Money Fund
CMA Pennsylvania Municipal Money Fund
MERRILL LYNCH GLOBAL FINANCIAL SERVICES FUND, INC.
MERRILL LYNCH U.S. HIGH YIELD FUND, INC.
MERRILL LYNCH EQUITY DIVIDEND FUND

MERRILL LYNCH BOND FUND, INC.
Core Bond Portfolio
Intermediate Term Portfolio
High Income Portfolio
MERRILL LYNCH DEVELOPING CAPITAL MARKETS FUND, INC.
MERRILL LYNCH EUROFUND
MERRILL LYNCH GLOBAL ALLOCATION FUND, INC.
MERRILL LYNCH GLOBAL EQUITY OPPORTUNITIES FUND
MERRILL LYNCH GLOBAL SMALLCAP FUND, INC.
MERRILL LYNCH GLOBAL TECHNOLOGY FUND, INC.
MERRILL LYNCH GLOBAL VALUE FUND, INC.
MERRILL LYNCH HEALTHCARE FUND, INC.
MERRILL LYNCH LATIN AMERICA FUND, INC.
MERRILL LYNCH MUNICIPAL BOND FUND, INC.
National Portfolio
Insured Portfolio
Short-Term Portfolio
MERRILL LYNCH MUNICIPAL SERIES TRUST
Merrill Lynch Municipal Intermediate Term Fund
MERRILL LYNCH PACIFIC FUND, INC.
MERRILL LYNCH UTILITIES AND TELECOMMUNICATIONS FUND, INC.
MERRILL LYNCH FINANCIAL INSTITUTIONS SERIES TRUST
Summit Cash Reserves Fund
MERRILL LYNCH FOCUS TWENTY FUND, INC.
MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
Merrill Lynch Large Cap Growth Fund
Merrill Lynch Large Cap Value Fund
Merrill Lynch Large Cap Core Fund
MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST
Merrill Lynch California Insured Municipal Bond Fund
MERRILL LYNCH FOCUS VALUE FUND, INC.
MERRILL LYNCH FUNDAMENTAL GROWTH FUND, INC.
MERRILL LYNCH MULTI-STATE MUNICIPAL SERIES TRUST
Merrill Lynch Florida Municipal Bond Fund
Merrill Lynch New Jersey Municipal Bond Fund
Merrill Lynch New York Municipal Bond Fund
Merrill Lynch Pennsylvania Municipal Bond Fund
MERRILL LYNCH RETIREMENT SERIES TRUST
Merrill Lynch Retirement Reserves Money Fund
MERRILL LYNCH U.S. GOVERNMENT FUND
MERRILL LYNCH SHORT-TERM U.S. GOVERNMENT FUND, INC.
FAM VARIABLE SERIES FUNDS, INC.
Mercury American Balanced V.I. Fund
Mercury Basic Value V.I. Fund
Mercury Core Bond V.I. Fund
Mercury Domestic Money Market V.I. Fund
Mercury Fundamental Growth V.I. Fund
Mercury Global Growth V.I. Fund
Mercury Global Allocation V.I. Fund
Mercury Government Bond V.I. Fund
Mercury High Current Income V.I. Fund
Mercury Index 500 V.I. Fund
Mercury Large Cap Core V.I. Fund
Mercury Large Cap Growth V.I. Fund
Mercury Large Cap Value V.I. Fund
Mercury Value Opportunities V.I. Fund
Mercury Utilities and Telecommunications V.I. Fund
Mercury International Value V.I. Fund
MERRILL LYNCH WORLD INCOME FUND, INC.
MANAGED ACCOUNT SERIES

Mid Cap Value Opportunities Portfolio
High Income Portfolio
U.S. Mortgage Portfolio
Global SmallCap Portfolio
THE ASSET PROGRAM, INC.
Merrill Lynch Mid Cap Value Opportunities Fund
MERRILL LYNCH INVESTMENT MANAGERS FUNDS, INC.
Merrill Lynch Low Duration Fund
MERCURY FUNDS II
Merrill Lynch International Value Fund
MERCURY FUNDS, INC.
Merrill Lynch Small Cap Growth Fund
Merrill Lynch International Fund
MERRILL LYNCH REAL INVESTMENT FUND
MERRILL LYNCH INFLATION PROTECTED FUND
THE GNMA INVESTMENT ACCUMULATION PROGRAM, INC.
FDP SERIES FUND, INC.
Marsico Growth FDP Fund
MFS Research International FDP Series Fund
Franklin Templeton Total Return FDP Fund
Van Kampen Value FDP Fund
MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES
Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Institutional Tax-Exempt Fund
Merrill Lynch Treasury Fund
Merrill Lynch Government Fund
MERRILL LYNCH PRINCIPAL PROTECTED TRUST
Merrill Lynch Basic Value Principal Protected Fund
Merrill Lynch Fundamental Growth Principal Protected Fund
Merrill Lynch Core Principal Protected Fund
MERRILL LYNCH SENIOR FLOATING RATE FUND, INC.
MERRILL LYNCH SENIOR FLOATING RATE FUND II, INC.

On February 15, 2006, BlackRock, Inc. (“BlackRock”) and Merrill Lynch & Co., Inc. (“Merrill Lynch”) announced that they have reached an agreement to merge Merrill Lynch’s investment management business, Merrill Lynch Investment Managers, L.P. and certain affiliates (including Fund Asset Management, L.P. and Merrill Lynch International Limited), and BlackRock to create a new independent company that will be one of the world’s largest asset management firms with nearly $1 trillion in assets under management. Merrill Lynch will hold a 49.8% stake and will have a 45% voting interest in the combined company. The new company will operate under the BlackRock name and be governed by a board of directors with a majority of independent members. The combined company will offer a full range of equity, fixed income, cash management and alternative investment products with strong representation in both retail and institutional channels, in the U.S. and in non-U.S. markets. It will have over 4,500 employees in 18 countries and a major presence in most key markets, including the United States, the United Kingdom, Asia, Australia, the Middle East and Europe. The transaction has been approved by the boards of directors of both Merrill Lynch and BlackRock and is expected to close in the third quarter of 2006.

As a result of the above transaction, the combined company is expected to become the investment adviser or manager to each Fund listed above contingent upon the approval of each Fund’s Board of Directors or Trustees and each Fund’s shareholders.

Code # BLACKROCK-PRSUP-0206